Shareholder Report, Average Annual Return (Details) 1014026_Franklin FTSE United Kingdom ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	101 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE United Kingdom ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE United Kingdom ETF (NAV)
Average Annual Return, Percent	24.74%	11.81%	7.73%
FTSE UK Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE UK Index-NR
Average Annual Return, Percent	24.86%	11.92%	7.82%
FTSE UK Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE UK Capped Index-NR
Average Annual Return, Percent	24.86%	11.92%	7.82%